Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Cash paid for:
Interest	$ 2,310	$ 3,805	$ 3,690	$ 3,833
Income taxes			110	150
Non-Cash Investing and Financing Activities:
Redeemable Series H preferred stock, net	700
Modification of Series H		1,900
Debt discount – Series H	72	111
Debt discount – Related party note	$ 275	$ 91	$ 90	$ 347